Taxes - Schedule of Reconciles Cayman Islands Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles Cayman Islands Statutory Rates [Abstract]
Income tax rate in the Cayman Islands, permanent tax holiday	0.00%	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Effect of different tax rates	15.10%	2.10%	(0.60%)
Expense not deductible	1.80%	7.00%	4.30%
Temporary not recognized	0.60%	0.40%	0.30%
Utilization of tax loss	(20.20%)
Tax concession	(1.90%)	(2.90%)	(1.10%)
Effective tax rate	11.90%	23.10%	19.40%